UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2012
                                               -------------------------

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
`
Name:    THE ITHAKA GROUP, LLC
         -------------------------------------------------
Address: 3 BETHESDA METRO CENTER
         -------------------------------------------------
         SUITE 700
         -------------------------------------------------
         BETHESDA, MD 20814
         -------------------------------------------------

Form 13F File Number: 28-13786
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    ROBERT A. KATZEN
         -------------------------------------------------
Title:   COO, CFO & CCO
         -------------------------------------------------
Phone:   301-775-7409
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert A. Katzen                West Palm Beach, FL            05/08/12
-----------------------------   ----------------------------   -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
                                         ---------------
Form 13F Information Table Entry Total:  39
                                         ---------------
Form 13F Information Table Value Total:  200,409
                                         ---------------
                                           (thousands)


List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

The Ithaka Group, LLC
FORM 13F
                                    31-MAR-12


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM               23135106  9395       46393 SH       Sole                    38008             8385
AMERICAN TOWER REIT            COM              03027X100  3663       58121 SH       Sole                    45511            12610
APPLE INC                      COM               37833100 14894       24842 SH       Sole                    19893             4949
ARM HOLDINGS PLC               COM               42068106  4052      143238 SH       Sole                   114933            28305
B E AEROSPACE INC              COM               73302101  6766      145600 SH       Sole                   117350            28250
BAIDU INC                      COM               56752108  4530       31075 SH       Sole                    24685             6390
CATERPILLAR INC DEL COM        COM              149123101  4913       46126 SH       Sole                    37271             8855
COACH INC                      COM              189754104  8459      109456 SH       Sole                    91630            17826
CUMMINS INC COM                COM              231021106  5608       46714 SH       Sole                    37734             8980
F5 NETWORKS INC                COM              315616102  5258       38961 SH       Sole                    31486             7475
GOOGLE INC CLASS A             COM              38259p508   308         480 SH       Sole                       70              410
ILLUMINA INC                   COM              452327109  2520       47896 SH       Sole                    40916             6980
INTUITIVE SURGICAL NEW         COM              46120e602  8299       15318 SH       Sole                    11990             3328
JOHNSON CONTROLS INC           COM              478366107  6827      210180 SH       Sole                      180           210000
LINKEDIN CORP                  COM              53578A108  5013       49152 SH       Sole                    41106             8046
MASTERCARD INC                 COM              57636q104 10871       25851 SH       Sole                    20975             4876
MERCADOLIBRE INC COM           COM              58733R102  3975       40649 SH       Sole                    31900             8749
MICROSOFT CORP                 COM              594918104   423       13100 SH       Sole                     3100            10000
NATIONAL-OILWELL INC           COM              637071101  7392       93014 SH       Sole                    74419            18595
OPENTABLE INC                  COM              68372A104  1362       33659 SH       Sole                    28889             4770
ORACLE CORPORATION             COM              68389X105  2665       91400 SH       Sole                    75505            15895
POLYPORE INTERNATIONAL         COM              73179V103  1278       36348 SH       Sole                    30213             6135
POTASH CORP SASK INC FOR EIGN  COM              73755l107  3385       74087 SH       Sole                    59952            14135
PRECISION CASTPARTS CORP       COM              740189105  7335       42426 SH       Sole                    34651             7775
PRICE T ROWE GROUP INC         COM              74144T108   209        3200 SH       Sole                                      3200
PRICELINE.COM INC NEW          COM              741503403  8408       11719 SH       Sole                     9584             2135
PROCTER & GAMBLE CO COM        COM              742718109   269        4000 SH       Sole                                      4000
QUALCOMM INC                   COM              747525103  7877      115738 SH       Sole                    94863            20875
SALESFORCE COM INC             COM              79466L302 10127       65544 SH       Sole                    53744            11800
SCHLUMBERGER LTD               COM              806857108  5136       73438 SH       Sole                    58073            15365
STARBUCKS CORP                 COM              855244109  5874      105093 SH       Sole                    86073            19020
TRANSDIGM GROUP INC            COM              893641100  3291       28429 SH       Sole                    23139             5290
ULTA SALON COSMETICS           COM              90384S303  4142       44587 SH       Sole                    36802             7785
UNDER ARMOUR, INC.             COM              904311107  3511       37351 SH       Sole                    31054             6297
VERIFONE SYSTEMS INC           COM              92342Y109  3105       59854 SH       Sole                    49934             9920
VISA INC CL A                  COM              92826c839  6121       51876 SH       Sole                    39237            12639
VMWARE INC                     COM              928563402  5651       50285 SH       Sole                    41355             8930
WHOLE FOODS MARKET INC         COM              966837106  2395       28790 SH       Sole                    23120             5670
WYNN RESORTS                   COM              983134107  5102       40855 SH       Sole                    33765             7090